ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details Narrative) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2014	Jun. 30, 2014
Michael Lee [Member]
Accounts payable	$ 414,615		$ 318,675		$ 210,139
shareholders [Member]
Accounts payable		$ 160,714		$ 129,514		$ 125,516